Share-Based Payments (Tables)	12 Months Ended
Sep. 30, 2013
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]
The following table summarizes non-qualified ENR stock option activity during the current fiscal year (shares in millions):

	Shares	Weighted-Average Exercise Price
Outstanding on October 1, 2012	0.64	$51.59
Canceled	(0.02)	31.95
Exercised	(0.38)	47.38
Outstanding on September 30, 2013	0.24	$59.57
Exercisable on September 30, 2013	0.24	$59.57

Schedule of Share-based Compensation, Restricted Stock and Restricted Stock Units Activity [Table Text Block]
The following table summarizes RSE activity during the current fiscal year (shares in millions):

	Shares	Weighted-Average Grant Date Estimated Fair Value
Nonvested RSE at October 1, 2012	1.96	$70.38
Granted	0.50	84.33
Vested	(0.62)	67.92
Canceled	(0.20)	69.10
Nonvested RSE at September 30, 2013	1.64	$75.75